Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2011	2010	2009
Balance at January 1	242,268,903	241,679,942	223,263,132
Common Stock Issuance	–	–	17,250,000
Incentive Plan and Awards	189,793	300,376	479,359
Stock Options Exercised	149,385	419,846	938,249
Treasury Stock Purchased	(1,599,572)	(131,261)	(250,798)

Balance at December 31	241,008,509	242,268,903	241,679,942